Subsequent Events (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 04, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2017 CNY (¥)	Apr. 30, 2020 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Subsequent Events
Cash paid | ¥			¥ 862,161
Class A ordinary shares
Subsequent Events
Ordinary shares issued					19,068,224	19,068,224
Subsequent Event
Subsequent Events
Aggregate value of share repurchases authorized | $				$ 20,000
Subsequent Event | Qudian Inc. | Class A ordinary shares
Subsequent Events
Number of shares agreed to sale		10,204,082
Value of the shares issuable | $		$ 100,000
Cash paid | ¥	¥ 50,000
Ordinary shares issued	5,102,041
Period of shares not to sell		12 months